Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable consisted of the following:
	December 31, 2023	December 31, 2022
Accounts receivable	$1,995,067	$1,260,453
Less: allowance for credit losses	-	-
Total accounts receivable, net	$1,995,067	$1,260,453